Securities (Investments' Gross Unrealized Losses and Fair Value) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) security	Dec. 31, 2015 USD ($)
Schedule of Investments [Line Items]
Debt securities in unrealized loss position in the less than twelve months category | security	235
Debt securities in unrealized loss position in the twelve months or more category | security	12
Impairment of investments	$ 0
U.S. Government Agencies [Member]
Schedule of Investments [Line Items]
Less than 12 Months, Fair Value	1,997	$ 6,058
Less than 12 Months, Unrealized Losses	(8)	(71)
12 Months or More, Fair Value	0	2,109
12 Months or More, Unrealized Losses	0	(37)
Total, Fair Value	1,997	8,167
Total, Unrealized Losses	(8)	(108)
States and political subdivisions [Member]
Schedule of Investments [Line Items]
Less than 12 Months, Fair Value	90,109	9,086
Less than 12 Months, Unrealized Losses	(3,362)	(99)
12 Months or More, Fair Value	205	1,417
12 Months or More, Unrealized Losses	(6)	(13)
Total, Fair Value	90,314	10,503
Total, Unrealized Losses	(3,368)	(112)
Corporate obligations [Member]
Schedule of Investments [Line Items]
Less than 12 Months, Fair Value	6,895	2,221
Less than 12 Months, Unrealized Losses	(180)	(4)
12 Months or More, Fair Value	0	0
12 Months or More, Unrealized Losses	0	0
Total, Fair Value	6,895	2,221
Total, Unrealized Losses	(180)	(4)
Mortgage-backed securities-government sponsored entities [Member]
Schedule of Investments [Line Items]
Less than 12 Months, Fair Value	152,614	40,300
Less than 12 Months, Unrealized Losses	(3,912)	(432)
12 Months or More, Fair Value	9,967	16,595
12 Months or More, Unrealized Losses	(308)	(513)
Total, Fair Value	162,581	56,895
Total, Unrealized Losses	(4,220)	(945)
Total Debt Securities [Member]
Schedule of Investments [Line Items]
Less than 12 Months, Fair Value	251,615	57,665
Less than 12 Months, Unrealized Losses	(7,462)	(606)
12 Months or More, Fair Value	10,172	20,121
12 Months or More, Unrealized Losses	(314)	(563)
Total, Fair Value	261,787	77,786
Total, Unrealized Losses	$ (7,776)	$ (1,169)